28 Equity	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Equity
28	Equity
(a)	Capital

On December 31, 2020 and 2019, the Company's subscribed and paid up capital stock amounted to R$8,043,222 and comprised 797,218,554 shares with no par value, distributed as follows:

									Amount of shares
				Preferred		Preferred
		Common		shares		shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95			305,517,121	38.33
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			29,268,378	8.48			29,268,378	3.67
Other		12,907,077	2.86	159,612,179	46.26	500,230	100.00	173,019,486	21.70
Total		451,668,652	100.00	343,824,794	99.65	500,230	100.00	795,993,676	99.85
Treasury shares				1,224,878	0.35			1,224,878	0.15
Total		451,668,652	100.00	345,049,672	100.00	500,230	100.00	797,218,554	100.00

Authorised		535,661,731		616,682,421		593,818		1,152,937,970

(i)	American Depositary Receipts traded on the New York Stock Exchange (USA).

Changes in shares during the year:

				Amount of shares
	Note	2019	Changes	2020
Outstanding shares
Common shares		451,668,652		451,668,652
Preferred shares class A	(d)	343,823,073	1,721	343,824,794
Preferred shares class B		500,230		500,230
		795,991,955	1,721	795,993,676

Treasury shares
Preferred shares class A	(d)	1,226,599	(1,721)	1,224,878

Total		797,218,554		797,218,554

(b)	Capital reserves

This reserve includes part of the shares issued in Subsidiary’s several capital increases. This reserve can be used to absorb losses, to redeem, reimburse or purchase shares, and to incorporate into the capital stock.

The Company used the balance of this reserve to absorb the loss of the year 2020.

(c)	Profit reserves
(i)	Legal reserve

Under Brazilian Corporation Law, companies must transfer 5% of net profit for the year to a legal reserve until this reserve is equivalent to 20% of the paid-up capital. The legal reserve can be used for capital increase or absorption of losses.

The Company used the balance of this reserve to absorb the accumulated losses of the year of 2020.

(ii)	Profit retention

Under Brazilian Corporation Law, portions of the net income of the year not allocated for distribution to the shareholders or other reserve accounts must be allocated to the income retention account.

The Company used the balance of this reserve to absorb the accumulated losses of the year of 2020.

(d)	Share rights

Preferred shares carry no voting rights, but they ensure priority, non-cumulative annual dividend of 6% of their unit value, according to profits available for distribution. The unit value of the shares is obtained through the division of capital by the total number of outstanding shares. As common shares, only class “A” preferred shares will have the same claim on the remaining profit that exceed the minimum mandatory dividend of 6% and will be entitled to dividends only after the priority dividend is paid to preferred shareholders. Only class “A” preferred shares also have the same claim as common shares on the distribution of shares resulting from capitalization of other reserves. Class “A” preferred shares can be converted into common shares upon resolution of majority voting shareholders present at a General Meeting. Class “B” preferred shares can be converted into class “A” preferred shares at any time, at the ratio of two class “B” preferred shares for one class “A” preferred share, upon a simple written request to the Company, provided that the non-transferability period provided for in specific legislation that allowed for the issue and payment of such shares with tax incentive funds has elapsed.

In the period, the Company transferred to former employees 1,721 treasury shares as payment for the LTI Program (8,159 in 2019).

(e)	Accumulated losses

The balance of accumulated losses in the year was partially absorbed by the profit reserves and capital reserves, as follows:

2020

Loss for the year	(6,691,720)

Equity valuation adjustments:	27,043
Other	(2,585)
Adjusted loss	(6,667,262)

Absorption through the use of reserves:
Revenue reserves
Retention of profits	1,174,301
Tax incentive	153,478
Legal reserve	577,476
1,905,255

Capital reserve	232,460

Accumulated losses for the year	(4,529,547)

(f)	Other comprehensive income

	Attributed to shareholders' interest
	Deemed cost					Defined	Foreign
	and additional		Gain (loss)	Foreign		benefit	currency	Total
	indexation of	Fair value	on interest	sales	Cash flow	plans actuarial	translation	Braskem	Non-controlling
	PP&E	adjustments	in subsidiary	hedge	hedge	Gain (loss)	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

On December 31, 2017	178,893		(9,404)	(6,358,242)	(145,267)	(52,005)	1,220,533	(5,165,492)	(477,975)	(5,643,467)

Additional indexation
Realization by depreciation or write-off assets	(40,481)							(40,481)		(40,481)
Income tax and social contribution	13,764							13,764		13,764

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,458)							(1,458)		(1,458)
Income tax and social contribution	496							496		496

Fair value adjustments
Accounts receivable		(449)						(449)		(449)

Foreign sales hedge
Exchange rate				(3,133,346)				(3,133,346)	4,170	(3,129,176)
Transfer to result				1,200,209				1,200,209	59,143	1,259,352
Income tax and social contribution				664,864				664,864	(18,994)	645,870

Fair value of Cash flow hedge
Change in fair value					(196,790)			(196,790)	7,722	(189,068)
Transfer to result					26,964			26,964	10,386	37,350
Income tax and social contribution					59,914			59,914	(5,433)	54,481

Fair value of cash flow hedge from jointly-controlled (RPR)					(2,329)			(2,329)		(2,329)

Actuarial loss with post-employment benefits, net of taxes						(1,569)		(1,569)		(1,569)

ILP PLan fair value
Change in fair value		9,297						9,297	133	9,430
Income tax and social contribution		(2,891)						(2,891)		(2,891)

Foreign currency translation adjustment							946,342	946,342	(145,119)	801,223

(Loss) gain from investments			(65)					(65)	65

On December 31, 2018	151,214	5,957	(9,469)	(7,626,515)	(257,508)	(53,574)	2,166,875	(5,623,020)	(565,902)	(6,188,922)

Additional indexation
Realization by depreciation or write-off assets	(40,481)							(40,481)		(40,481)
Income tax and social contribution	13,764							13,764		13,764

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,338)							(1,338)		(1,338)
Income tax and social contribution	455							455		455

Fair value adjustments
Accounts receivable		15						15		15

Foreign sales hedge
Exchange rate				(507,464)				(507,464)	116,202	(391,262)
Transfer to result				1,585,480				1,585,480	66,787	1,652,267
Income tax and social contribution				(344,567)				(344,567)	(54,897)	(399,464)

Fair value of Cash flow hedge
Change in fair value					7,150			7,150	(23,078)	(15,928)
Transfer to result					54,450			54,450	16,752	71,202
Income tax and social contribution					(21,703)			(21,703)	1,898	(19,805)

Fair value of cash flow hedge from jointly-controlled (RPR)					(978)			(978)		(978)

Actuarial loss with post-employment benefits, net of taxes						(109,492)		(109,492)		(109,492)

ILP PLan fair value
Change in fair value		19,415						19,415	348	19,763
Income tax and social contribution		(5,842)						(5,842)		(5,842)

Foreign currency translation adjustment							220,228	220,228	(83,506)	136,722

(Loss) gain from investments							(50)	(50)	(34)	(84)

Effect of CPC 42 / IAS 29 - hyperinflation							(3,561)	(3,561)		(3,561)

On December 31, 2019	123,614	19,545	(9,469)	(6,893,066)	(218,589)	(163,066)	2,383,492	(4,757,539)	(525,430)	(5,282,969)

	Attributed to shareholders' interest
	Deemed cost					Defined	Foreign
	and additional		Gain (loss)	Foreign		benefit	currency	Total
	indexation of	Fair value	on interest	sales	Cash flow	plans actuarial	translation	Braskem	Non-controlling
	PP&E	adjustments	in subsidiary	hedge	hedge	Gain (loss)	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

On December 31, 2019	123,614	19,545	(9,469)	(6,893,066)	(218,589)	(163,066)	2,383,492	(4,757,539)	(525,430)	(5,282,969)

Additional indexation
Realization by depreciation or write-off assets	(39,853)							(39,853)		(39,853)
Income tax and social contribution	13,551							13,551		13,551

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,123)							(1,123)		(1,123)
Income tax and social contribution	382							382		382

Fair value adjustments
Accounts receivable		113						113		113

Foreign sales hedge
Exchange rate				(7,215,247)				(7,215,247)	(111,363)	(7,326,610)
Transfer to result				2,547,855				2,547,855	117,932	2,665,787
Income tax and social contribution				1,587,701				1,587,701	(1,965)	1,585,736

Fair value of Cash flow hedge
Change in fair value					(545,038)			(545,038)	7,613	(537,425)
Transfer to result					(47,223)			(47,223)	(15,742)	(62,965)
Income tax and social contribution					200,393			200,393	2,439	202,832

Fair value of cash flow hedge from jointly-controlled (RPR)					1,260			1,260		1,260

Actuarial loss with post-employment benefits, net of taxes						(648)		(648)	1	(647)

ILP PLan fair value
Change in fair value		16,452						16,452	(415)	16,037
Income tax and social contribution		(4,823)						(4,823)		(4,823)

Foreign currency translation adjustment							3,054,126	3,054,126	(396,084)	2,658,042

Other			3,695					3,695		3,695

Effect of CPC 42 / IAS 29 - hyperinflation							8,077	8,077		8,077

On December 31, 2020	96,571	31,287	(5,774)	(9,972,757)	(609,197)	(163,714)	5,445,695	(5,177,889)	(923,014)	(6,100,903)

(i)	Transfer to the income statement when divestment or transfer of control of subsidiary.
(ii)	Transfer to retained earnings as the asset is depreciated or written-off/sold.
(iii)	For receivables classified as fair value through other comprehensive income, transfer to the income statement when attainment of jurisdiction or early liquidation. For the ILP Plan, Transfer to retained earnings according to the grace period of the plan.
(iv)	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
(v)	Transfer to retained earnings when the extinction of the plan.
(vi)	Transfer to the income statement when write-off of subsidiary abroad.